Schedule of Investments (unaudited) August 31, 2020	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Howmet Aerospace, Inc.	2,845,369	$49,850,865

Automobiles — 0.1%
Li Auto, Inc., ADR(a)	93,305	1,520,871
XPeng, Inc., ADR(a)	114,424	2,345,692

		3,866,563

Banks — 0.0%
Valley National Bancorp	125,854	945,164

Building Products — 0.1%
AZEK Co., Inc.(a)	122,985	4,855,448

Chemicals — 0.8%
Akzo Nobel NV	22,536	2,224,375
Axalta Coating Systems Ltd.(a)	460,963	10,993,967
Corteva, Inc.	4,349	124,164
Dow, Inc.	4,349	196,227
DuPont de Nemours, Inc.	142,672	7,955,391
Olin Corp.	881,729	9,919,451
Sherwin-Williams Co.	20,374	13,671,973

		45,085,548

Commercial Services & Supplies — 0.4%
GFL Environmental, Inc.(b)	1,375,552	25,103,824

Diversified Consumer Services — 0.1%
Service Corp. International	89,181	4,071,113

Diversified Telecommunication Services — 0.1%
AT&T Inc.	234,545	6,991,786

Electric Utilities — 0.0%
Energy Harbor Corp.(a)	54,354	1,046,314

Electrical Equipment — 0.2%
OSRAM Licht AG(a)	205,900	10,749,059

Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc.(a)	101,290	9,979,091

Entertainment — 0.1%
Warner Music Group Corp., Class A	100,558	2,982,550

Equity Real Estate Investment Trusts (REITs) — 0.2%
VEREIT, Inc.	158,504	1,065,147
VICI Properties, Inc.	121,465	2,713,528
Welltower, Inc.	129,230	7,433,310

		11,211,985

Food & Staples Retailing — 0.0%
Walgreens Boots Alliance, Inc.	40,199	1,528,366

Food Products — 0.3%
Conagra Brands, Inc.	398,397	15,282,509

Health Care Equipment & Supplies — 1.0%
Cooper Cos., Inc.	7,336	2,306,292
Danaher Corp.(b)	147,833	30,523,079
Envista Holdings Corp.(a)	1,047,567	25,131,132

		57,960,503

Health Care Providers & Services — 0.7%
Anthem, Inc.	2,711	763,201
Brookdale Senior Living, Inc.(a)(b)	4,333,819	11,918,002
Cigna Corp.	136,690	24,244,705
Oak Street Health, Inc.(a)	32,376	1,444,941

		38,370,849

Security	Shares	Value

Health Care Technology — 0.0%
Accolade, Inc.(a)	9,235	$310,388

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment, Inc.(a)	240,881	11,032,350

Household Durables — 0.0%
Casper Sleep, Inc.(a)	144,102	1,308,446

Insurance — 0.1%
GoHealth, Inc., Class A(a)(b)	99,583	1,385,200
Lemonade, Inc.(a)(b)	19,435	1,140,835
Selectquote, Inc.(a)	76,242	1,391,416

		3,917,451

Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc., Class A(a)	165,401	6,420,867

IT Services — 0.2%
BigCommerce Holdings, Inc., Series 1(a)(b)	23,358	2,751,573
Rackspace Technology, Inc.(a)	248,880	5,313,588
Shift4 Payments, Inc., Class A(a)	67,987	3,424,505

		11,489,666

Life Sciences Tools & Services — 2.5%
PPD, Inc.(a)	354,245	12,164,773
QIAGEN NV(a)	2,524,540	128,248,488

		140,413,261

Machinery — 0.0%
Altra Industrial Motion Corp.	628	24,523
Fortive Corp.	2,552	184,025

		208,548

Media — 0.2%
Charter Communications, Inc., Class A(a)	17,792	10,952,933

Metals & Mining — 0.4%
Arconic Corp.(a)	884,623	19,682,862

Oil, Gas & Consumable Fuels — 0.4%
Williams Cos., Inc.	1,019,367	21,162,059

Personal Products — 0.2%
Coty, Inc., Class A	3,864,936	13,836,471

Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.(a)	1,375,244	39,964,591
Pfizer, Inc.	69,071	2,610,193
Royalty Pharma PLC, Class A(a)	33,590	1,389,954

		43,964,738

Real Estate Management & Development — 0.0%
KE Holdings, Inc., ADR(a)	57,187	2,933,121

Software — 0.1%
Duck Creek Technologies, Inc.(a)	8,033	313,207
Jamf Holding Corp.(a)	30,522	1,178,149
nCino, Inc.(a)	2,250	209,137
Vertex, Inc., Class A(a)	21,432	548,873
VMware, Inc., Class A(a)	18,090	2,612,920

		4,862,286

Specialty Retail — 0.0%
Vroom, Inc.(a)	21,497	1,475,339

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	80,939	9,443,963

Total Common Stocks — 10.6% (Cost: $510,837,125)		593,296,286

1

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds

Aerospace & Defense — 0.3%
Bombardier, Inc., 8.75%, 12/01/21(c)	USD	12,400	$11,842,000
Parsons Corp., 0.25%, 08/15/25(c)(d)		1,192	1,194,465
TransDigm, Inc., 8.00%, 12/15/25(c)		2,714	2,951,475

			15,987,940

Airlines — 0.2%
Delta Air Lines, Inc., 2.60%, 12/04/20		10,000	9,997,194

Automobiles — 0.3%
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21(c)		17,500	18,206,771

Chemicals — 0.2%
Olin Corp., 9.50%, 06/01/25(c)		7,129	8,251,817

Diversified Consumer Services — 0.1%
Chegg, Inc., 0.00%, 09/01/26(c)(d)(e)		2,785	2,830,752
Sotheby’s, 7.38%, 10/15/27(c)		1,857	1,894,140

			4,724,892

Diversified Telecommunication Services — 0.2%
Frontier Communications Corp., 8.00%, 04/01/27(a)(c)(f)(g)		11,500	11,557,500

Electric Utilities — 0.0%
Energy Harbor Corp. Escrow, 0.01%, 01/06/34(a)(g)(h)		5,000	25,000

Electrical Equipment — 0.0%
Bloom Energy Corp., 2.50%, 08/15/25(c)(d)		1,147	1,302,966

Entertainment — 0.0%
AMC Entertainment Holdings, Inc., 10.50%, 04/15/25(c)		2,000	1,760,000

Health Care Equipment & Supplies — 0.3%
Envista Holdings Corp., 2.38%, 06/01/25(c)(d)		12,333	16,848,458

Health Care Providers & Services — 0.3%
Tenet Healthcare Corp., 8.13%, 04/01/22		13,375	14,438,312

Hotels, Restaurants & Leisure — 0.5%
Colt Merger Sub, Inc.
6.25%, 07/01/25(c)		9,793	10,380,482
8.13%, 07/01/27(c)		11,135	11,803,100
MGM Resorts International, 7.75%, 03/15/22		5,000	5,306,250

			27,489,832

Internet & Direct Marketing Retail — 0.2%
Etsy, Inc., 0.13%, 09/01/27(c)(d)		3,184	3,239,671
Wayfair, Inc., 0.63%, 10/01/25(c)(d)		8,595	8,821,253

			12,060,924

IT Services — 0.0%
Perficient, Inc., 1.25%, 08/01/25(c)(d)		716	768,611
Wix.com Ltd., 0.00%, 08/15/25(c)(d)(e)		1,204	1,287,319

			2,055,930

Machinery — 0.0%
Middleby Corp., 1.00%, 09/01/25(c)(d)		1,989	2,058,110

Media — 0.1%
Cengage Learning, Inc., 9.50%, 06/15/24(c)		4,500	3,015,000

Metals & Mining — 0.1%
Allegheny Technologies, Inc., 3.50%, 06/15/25(c)(d)		4,240	3,981,780

Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp., 2.70%, 08/15/22		5,000	4,919,250

Security	Par (000)		Value

Software — 0.0%
Nice Ltd., 0.00%, 09/15/25(c)(d)(e)	USD	1,194	$1,210,597

Specialty Retail — 0.3%
PetSmart, Inc., 7.13%, 03/15/23(c)		6,000	6,044,340
Staples, Inc.
7.50%, 04/15/26(c)		4,694	4,154,190
10.75%, 04/15/27(c)		9,811	6,818,645

			17,017,175

Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.25%, 09/15/21		5,000	5,275,500

Total Corporate Bonds — 3.3% (Cost: $174,369,190)			182,184,948

Floating Rate Loan Interests

Diversified Telecommunication Services — 0.1%
Windstream Services LLC (FKA Windstream Corp.), Term Facility (DIP), (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.66%, 02/26/21(i)		5,500	5,431,250

Entertainment — 0.4%
AMC Entertainment Holdings, Inc. (FKA AMC Entertainment, Inc.), Term B-1 Loan, 04/22/26(j)		32,000	24,280,000

Health Care Technology — 0.2%
athenahealth, Inc., Term B Loan (First Lien), (3 mo. LIBOR US + 4.50%, 0.00% Floor), 4.82%, 02/11/26(i)		13,678	13,549,701

Leisure Products — 0.1%
NorthPole Newco S.à r.l., Tranche B-1 Term Loan, (3 mo. LIBOR US + 7.00%, 0.00% Floor), 7.31%, 03/18/25(i)		4,287	3,868,764

Software — 0.3%
Blackboard, Inc., Term B-5 Loan (First Lien), (3 mo. LIBOR US + 6.00%, 1.00% Floor), 7.00%, 06/30/24(i)		14,887	14,217,562

Total Floating Rate Loan Interests — 1.1% (Cost: $58,032,037)			61,347,277

	Shares

Investment Companies

Equity Funds — 0.1%
Altaba, Inc. Escrow(h)		445,570	9,067,349

Fixed-Income Funds — 0.7%
iShares iBoxx High Yield Corporate Bond ETF(k)		440,927	37,492,023

Total Investment Companies — 0.8% (Cost: $41,796,682)			46,559,372

Preferred Securities

Preferred Stocks — 1.3%

Health Care Equipment & Supplies — 0.4%
Danaher Corp., Series B, 5.00%(d)		16,721	20,486,736

Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., 5.00%(d)		155,400	7,196,574

Trading Companies & Distributors — 0.6%
WESCO International, Inc., Series A, 10.63%(i)(l)		1,152,049	31,992,401

2

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Wireless Telecommunication Services — 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%(c)(d)		12,256	$13,427,306

Total Preferred Securities — 1.3% (Cost: $66,988,286)			73,103,017

Rights

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR(a)		361,183	967,971

Total Rights — 0.0% (Cost: $1,255,877)			967,971

Total Long-Term Investments — 17.1% (Cost: $853,279,197)			957,458,871

	Par (000)

Short-Term Securities

Borrowed Bond Agreements — 0.0%
Citigroup Global Markets, Inc., (0.15)%
(Purchased on 03/23/20 to be repurchased at $1,409,054, collateralized by T-Mobile U.S.A., Inc., 5.13% due at 04/15/25, par and fair value of USD 1,500,000 and $1,537,687, respectively), Open(m)(n)	USD	1,410	1,410,000

	Shares

Money Market Funds — 82.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%(k)(o)		4,569,355,286	4,569,355,286
SL Liquidity Series, LLC, Money Market Series, 0.31%(k)(o)(p)		13,725,930	13,732,793

			4,583,088,079

	Par (000)

Time Deposits — 0.0%

France — 0.0%
BNP Paribas S.A., (0.69)%, 09/01/20	EUR	683	814,999

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.01%, 09/01/20	GBP	2	2,132

			817,131

Total Short-Term Securities — 82.2% (Cost: $4,585,311,914)			4,585,315,210

Total Investments Before Borrowed Bonds — 99.3% (Cost: $5,438,591,111)			5,542,774,081

Security	Par (000)	Value

Borrowed Bonds

Corporate Bonds — (0.0)%

Wireless Telecommunication Services — (0.0)%
T-Mobile U.S.A., Inc., 5.13%, 04/15/25	USD 1,500	$(1,537,687)

Total Borrowed Bonds — (0.0)% (Proceeds: $(1,511,250))		(1,537,687)

Total Investments — 99.3% (Cost: $5,437,079,861)		5,541,236,394

Other Assets Less Liabilities — 0.7%		38,863,948

Net Assets — 100.0%		$5,580,100,342

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.
(e)	Zero-coupon bond.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Affiliate of the Fund.
(l)	Perpetual security with no stated maturity date.
(m)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(n)	The amount to be repurchased assumes the maturity will be the day after the period end.
(o)	Annualized 7-day yield as of period end.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,284,012,733	$285,342,553	(a)	$—	$—	$—	$4,569,355,286	4,569,355,286	$969,885		$—
iShares iBoxx High Yield Corporate Bond ETF	36,341,203	—		—	—	1,150,820	37,492,023	440,927	442,922		—
SL Liquidity Series, LLC, Money Market Series	6,658,975	7,079,934	(a)	—	(3,298)	(2,818)	13,732,793	13,725,930	299,276	(b)	—

					$(3,298)	$1,148,002	$4,620,580,102		$1,712,083		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V5	5.00%	Quarterly	06/20/25	B+	USD 192,975	$12,935,522	$(9,722,395)	$22,657,917

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC	(a)	11/02/21	$124,805,197	$141,789	(b)	$124,977,845	3.3%
	Monthly	Citigroup N.A.	(c)	02/24/23	(100,348,128)	47,140	(d)	(100,274,801)	3.0
	Monthly	Citigroup N.A.	(e)	02/24/23	(141,424,033)	(22,774,037	)(f)	(163,144,794)	3.1
	Monthly	Credit Suisse International	(g)	02/08/23–02/15/23	87,792,926	7,495,818	(h)	95,833,963	9.1
	Monthly	Credit Suisse International	(i)	02/08/23	(8,917,953)	230,864		(8,687,089)	0.2
	Monthly	Goldman Sachs Bank USA	(j)	08/31/21	(3,131)	435	(k)	(2,574)	0.0
	Monthly	Goldman Sachs Bank USA	(l)	02/27/23	712,114,786	(15,830,377	)(m)	697,715,482	25.4
	Monthly	JPMorgan Chase Bank N.A.	(n)	02/08/23	36,333,740	11,778,848	(o)	47,527,219	0.7
	Monthly	JPMorgan Chase Bank N.A.	(p)	02/08/23	2,781,076	(7,713,249	)(q)	(5,168,845)	9.2
	Monthly	Morgan Stanley & Co. International PLC	(r)	07/06/21–07/06/23	(65,618,520)	8,827,195	(s)	(56,647,522)	5.1
	Monthly	Morgan Stanley & Co. International PLC	(t)	12/04/22–08/26/25	87,927,834	(5,218,630	)(u)	82,342,597	1.6
	Monthly	Morgan Stanley & Co. International PLC	(v)	05/15/23–05/19/23	(3,409,255)	(1,863,690)		(5,272,945)	0.1
	Monthly	UBS AG	(w)	03/01/23–12/10/24	61,938,037	(1,833,247	)(x)	62,112,762	10.6

						$(26,711,141)		$771,311,298

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest: USD Overnight Bank Funding Rate

4

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund

(b)	Amount includes $(30,859) of net dividends and financing fees.

(c)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Interbank Offered Rate 1 Week
Intercontinental Exchange LIBOR USD 1 Month

(d)	Amount includes $(26,187) of net dividends and financing fees.

(e)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-425 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest:

Intercontinental Exchange LIBOR USD 1 Week

(f)	Amount includes $(1,053,276) of net dividends and financing fees.

(g)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 13-40 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

CHF 1 Month
USD 1 Month

USD Overnight Bank Funding Rate

(h)	Amount includes $(545,219) of net dividends and financing fees.

(i)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest:

USD Overnight Bank Funding Rate

(j)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest:

U.S. Overnight Federal Funds Effective Rate

(k)	Amount includes $(122) of net dividends and financing fees.

(l)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-25 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest:

U.S. Overnight Federal Funds Effective Rate

(m)	Amount includes $(1,431,073) of net dividends and financing fees.

(n)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 18 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest:

USD Overnight Bank Funding Rate

(o)	Amount includes $585,369 of net dividends and financing fees.

(p)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-28 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

EUR Overnight Index Average
USD Overnight Bank Funding Rate

(q)	Amount includes $236,672 of net dividends and financing fees.

(r)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-128 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest:

U.S. Overnight Federal Funds Effective Rate

(s)	Amount includes $(143,803) of net dividends and financing fees.

(t)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-27 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

CHF Interbank Offered Rate 1 Week

U.S. Overnight Federal Funds Effective Rate

(u)	Amount includes $366,607 of net dividends and financing fees.

(v)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 16 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest:

U.S. Overnight Federal Funds Effective Rate

5

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund

(w)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-25 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Interbank Offered Rate
USD Overnight Bank Funding Rate
(x)	Amount includes $(2,007,972) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date November 2, 2021:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Commercial Services & Supplies
Advanced Disposal Services, Inc.	1,680,649	$50,637,954	40.5%

Electronic Equipment, Instruments & Components
Fitbit, Inc., Class A	1,617,662	10,288,330	8.3

Health Care Equipment & Supplies
Varian Medical Systems, Inc.	161,811	28,101,716	22.5
Wright Medical Group NV	451,098	13,636,693	10.9

		41,738,409

Insurance
National General Holdings Corp.	697,555	23,751,748	19.0
Willis Towers Watson PLC	137,526	28,265,719	22.6

		52,017,467

Total Reference Entity — Long		154,682,160

Reference Entity — Short

Common Stocks

Insurance
Aon PLC, Class A	148,529	(29,704,315)	(23.8)

Net Value of Reference Entity — Barclays Bank PLC		$124,977,845

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Personal Products
Unilever NV	473,888	$27,535,942	(27.5)%

	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Health Care Equipment & Supplies
Becton Dickinson and Co.	14,232	$(3,455,103)	3.5%
Hologic, Inc.	53,940	(3,221,297)	3.2

		(6,676,400)

Life Sciences Tools & Services
Agilent Technologies, Inc.	37,574	(3,773,181)	3.8
Bio-Rad Laboratories, Inc., Class A	7,283	(3,704,061)	3.7
Bruker Corp.	83,710	(3,517,494)	3.5
Illumina, Inc.	10,600	(3,786,532)	3.8
Mettler-Toledo International, Inc.	3,776	(3,665,665)	3.6
PerkinElmer, Inc.	30,611	(3,603,527)	3.6
Thermo Fisher Scientific, Inc.	8,805	(3,777,169)	3.8

		(25,827,629)

Personal Products
Unilever PLC	473,841	(28,014,504)	27.9

Investment Companies

Equity Funds
Industrial Select Sector SPDR Fund	425,687	(33,122,706)	33.0
SPDR S&P 500 ETF Trust	97,820	(34,169,504)	34.1

		(67,292,210)

Total Reference Entity — Short		(127,810,743)

Net Value of Reference Entity — Citibank N.A.		$(100,274,801)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	51,939	$909,971	(0.6)%

Health Care Providers & Services
Anthem, Inc.	49,296	13,877,810	(8.5)
Cigna Corp.	2,102	372,832	(0.2)

		14,250,642

Media
ViacomCBS, Inc., Class B	22,974	639,826	(0.4)

6

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund

	Shares	Value	% of Basket Value

Metals & Mining
Arconic Corp.	12,984	$288,894	(0.2)%

Oil, Gas & Consumable Fuels
Williams Cos., Inc.	127,180	2,640,257	(1.6)

Total Reference Entity — Long		18,729,590

Reference Entity — Short

Common Stocks

Banks
Bank of America Corp.	2,041	(52,535)	0.1
JPMorgan Chase & Co.	524	(52,500)	0.0

		(105,035)

Chemicals
Air Products and Chemicals, Inc.	22	(6,430)	0.0
Albemarle Corp.	37	(3,367)	0.0
Eastman Chemical Co.	33	(2,413)	0.0
Ecolab, Inc.	25	(4,927)	0.0
FMC Corp.	45	(4,809)	0.0
Livent Corp.	42	(356)	0.0
LyondellBasell Industries NV, Class A	33	(2,161)	0.0
Mosaic Co.	141	(2,570)	0.0
PPG Industries, Inc.	31	(3,732)	0.0

		(30,765)

Construction Materials
Martin Marietta Materials, Inc.	17	(3,449)	0.0
Vulcan Materials Co.	30	(3,600)	0.0

		(7,049)

Containers & Packaging
Avery Dennison Corp.	33	(3,808)	0.0
Ball Corp.	87	(6,992)	0.0
International Paper Co.	65	(2,358)	0.0
Sealed Air Corp.	81	(3,183)	0.0
Westrock Co.	54	(1,638)	0.0

		(17,979)

Health Care Providers & Services
UnitedHealth Group, Inc.	6,679	(2,087,522)	1.3

Life Sciences Tools & Services
Mettler-Toledo International, Inc.	3,226	(3,131,736)	1.9

Metals & Mining
Freeport-McMoRan, Inc.	198	(3,091)	0.0
Newmont Corp.	87	(5,853)	0.0
Nucor Corp.	57	(2,591)	0.0

		(11,535)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	38,144	(1,221,371)	0.8
Kinder Morgan, Inc.	111,406	(1,539,631)	0.9

		(2,761,002)

Pharmaceuticals
Johnson & Johnson	3,597	(551,816)	0.3
Merck & Co., Inc.	6,642	(566,363)	0.4

		(1,118,179)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	48,250	(4,382,065)	2.7
Analog Devices, Inc.	17,815	(2,082,217)	1.3

	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	38,227	$(2,354,783)	1.5%
ASML Holding NV, NY Shares	6,281	(2,350,225)	1.4
KLA Corp.	13,547	(2,779,032)	1.7
Lam Research Corp.	10,679	(3,591,775)	2.2
Maxim Integrated Products, Inc.	31,562	(2,160,103)	1.3
Microchip Technology, Inc.	19,974	(2,191,148)	1.4
Micron Technology, Inc.	38,521	(1,753,091)	1.1
MKS Instruments, Inc.	6,136	(733,436)	0.5
Monolithic Power Systems, Inc.	3,237	(864,700)	0.5
NXP Semiconductors NV	104,331	(13,120,666)	8.0
ON Semiconductor Corp.	31,045	(663,432)	0.4
Qorvo, Inc.	11,276	(1,446,372)	0.9
Skyworks Solutions, Inc.	16,174	(2,342,804)	1.4
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,299	(3,114,446)	1.9
Teradyne, Inc.	16,090	(1,367,167)	0.8
Texas Instruments, Inc.	16,419	(2,333,961)	1.4
Xilinx, Inc.	15,577	(1,622,500)	1.0

		(51,253,923)

Investment Companies

Equity Funds
Alerian MLP ETF	440,314	(10,166,850)	6.2
Energy Select Sector SPDR Fund	2,200	(78,430)	0.1
Industrial Select Sector SPDR Fund	835,556	(65,014,612)	39.9
iShares U.S. Real Estate ETF	353	(29,034)	0.0
SPDR S&P 500 ETF Trust	131,768	(46,027,880)	28.2
SPDR S&P Regional Banking ETF	850	(32,853)	0.0

		(121,349,659)

Total Reference Entity — Short		(181,874,384)

Net Value of Reference Entity — Citibank N.A.		$(163,144,794)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International as of period end, termination dates February 8, 2023 to February 15, 2023:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Capital Markets
E*TRADE Financial Corp.	1,830,279	$99,018,094	103.4%
TD Ameritrade Holding Corp.	2,125,369	81,571,662	85.1

		180,589,756

Diversified Telecommunication Services
Sunrise Communications Group AG	486,030	57,898,067	60.4

Health Care Equipment & Supplies
Wright Medical Group NV	1,319,659	39,893,292	41.6

7

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund

	Shares	Value	% of Basket Value

Internet & Direct Marketing Retail
Grubhub, Inc.	401,237	$29,029,497	30.3%

Total Reference Entity — Long		307,410,612

Reference Entity — Short

Common Stocks

Capital Markets
Charles Schwab Corp.	2,303,263	(81,834,935)	(85.4)
Morgan Stanley	1,909,347	(99,782,474)	(104.1)

		(181,617,409)

Internet & Direct Marketing Retail
Just Eat Takeaway.com NV	269,230	(29,959,240)	(31.3)

Total Reference Entity — Short		(211,576,649)

Net Value of Reference Entity — Credit Suisse International		$95,833,963

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International as of period end, termination date February 8, 2023:

	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Aerospace & Defense
Parsons Corp.	14,588	$(485,197)	5.6%

Diversified Consumer Services
Chegg, Inc.	14,969	(1,103,814)	12.7

Electrical Equipment
Bloom Energy Corp., Class A	54,123	(847,566)	9.8

Internet & Direct Marketing Retail
Etsy, Inc.	9,268	(1,109,380)	12.8
Wayfair, Inc., Class A	12,673	(3,758,305)	43.2

		(4,867,685)

IT Services
Perficient, Inc.	9,077	(389,494)	4.5
Wix.com Ltd.	1,709	(503,523)	5.8

		(893,017)

Software
Nice Ltd.	2,131	(489,810)	5.6

Total Reference Entity — Short		(8,687,089)

Net Value of Reference Entity — Credit Suisse Internationalonal		$(8,687,089)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 31, 2021:

	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Banks
Bank of America Corp.	100	$(2,574)	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$(2,574)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Auto Components
Delphi Technologies PLC	1,494,257	$25,955,244	3.7%

Capital Markets
E*TRADE Financial Corp.	2,109,410	114,119,081	16.3
TD Ameritrade Holding Corp.	2,665,690	102,309,182	14.7

		216,428,263

Commercial Services & Supplies
Advanced Disposal Services, Inc.	3,074,778	92,643,061	13.3

Electronic Equipment, Instruments & Components
Fitbit, Inc., Class A	5,345,363	33,996,509	4.9

Equity Real Estate Investment Trusts (REITs)
Taubman Centers, Inc.	1,070,428	40,997,392	5.9

Health Care Equipment & Supplies
Varian Medical Systems, Inc.	1,251,396	217,329,944	31.1
Wright Medical Group NV	4,243,375	128,277,226	18.4

		345,607,170

Health Care Technology
Livongo Health, Inc.	208,828	28,672,084	4.1

Internet & Direct Marketing Retail
Grubhub, Inc.	222,820	16,121,027	2.3

Media
Central European Media Enterprises Ltd., Class A	2,528,942	10,482,465	1.5

Semiconductors & Semiconductor Equipment
Maxim Integrated Products, Inc.	789,217	54,014,012	7.8

8

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund

	Shares	Value	% of Basket Value

Software
LogMeIn, Inc.	1,125,721	$96,857,035	13.9%

Specialty Retail
Tiffany & Co.	662,246	81,125,135	11.6

Total Reference Entity — Long		1,042,899,397

Reference Entity — Short

Common Stocks

Auto Components
BorgWarner, Inc.	643,577	(26,122,791)	(3.8)

Capital Markets
Charles Schwab Corp.	2,888,808	(102,639,348)	(14.7)
Morgan Stanley	2,200,653	(115,006,126)	(16.5)

		(217,645,474)

Health Care Technology
Teladoc Health, Inc.	123,626	(26,664,892)	(3.8)

Internet & Direct Marketing Retail
Just Eat Takeaway.com NV	149,512	(16,637,321)	(2.4)

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	497,206	(58,113,437)	(8.3)

Total Reference Entity — Short		(345,183,915)

Net Value of Reference Entity — Goldman Sachs Bank USA		$697,715,482

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	377,920	$47,527,219	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$47,527,219

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

	Shares	Value	%of Basket Value

Reference Entity — Long

Common Stocks

Capital Markets
TD Ameritrade Holding Corp.	1,389,826	$53,341,522	(1,032.0)%

	Shares	Value	% of Basket Value

Electronic Equipment, Instruments & Components
Ingenico Group SA	141,357	$24,135,764	(466.9)%

Insurance
Willis Towers Watson PLC	536,126	110,189,977	(2,131.8)

Interactive Media & Services
Sogou, Inc., ADR	340,483	2,945,178	(57.0)

Semiconductors & Semiconductor Equipment
Maxim Integrated Products, Inc.	1,162,391	79,554,040	(1,539.1)

Total Reference Entity — Long		270,166,481

Reference Entity — Short

Common Stocks

Capital Markets
Charles Schwab Corp.	1,506,154	(53,513,652)	1,035.3

Insurance
Aon PLC, Class A	578,961	(115,786,410)	2,240.1

IT Services
Worldline SA	222,103	(20,443,222)	395.5

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	732,307	(85,592,042)	1,655.9

Total Reference Entity — Short		(275,335,326)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(5,168,845)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates July 6, 2021 to July 6, 2023:

	Shares	Value	% of Basket Value
Reference Entity — Long

Common Stocks

Aerospace & Defense
Raytheon Technologies Corp.	121,506	$7,411,866	(13.1)%
TransDigm Group, Inc.	58,944	29,452,549	(52.0)

		36,864,415

Building Products
Carrier Global Corp.	287,139	8,571,099	(15.1)

Chemicals
Corteva, Inc.	879,157	25,099,932	(44.3)
Dow, Inc.	100,845	4,550,127	(8.1)
DuPont de Nemours, Inc.	490,868	27,370,800	(48.3)

		57,020,859

Health Care Providers & Services
Anthem, Inc.	43,439	12,228,947	(21.6)

9

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund

	Shares	Value	% of Basket Value

Health Care Providers & Services
Cigna Corp.	29,836	$5,292,011	(9.3)%
Humana, Inc.	48,839	20,276,488	(35.8)

		37,797,446

Machinery
Otis Worldwide Corp.	93,746	5,896,623	(10.4)

Total Reference Entity — Long		146,150,442

Reference Entity — Short

Common Stocks

Banks
Bank of America Corp.	4,300	(110,682)	0.2
Citigroup, Inc.	2,521	(128,874)	0.2
JPMorgan Chase & Co.	1,148	(115,018)	0.2

		(354,574)

Chemicals
Air Products and Chemicals, Inc.	11,686	(3,415,350)	6.0
Albemarle Corp.	32,843	(2,989,041)	5.3
Eastman Chemical Co.	35,714	(2,611,051)	4.6
Ecolab, Inc.	14,295	(2,817,259)	5.0
FMC Corp.	24,308	(2,597,553)	4.6
Livent Corp.	1,851	(15,697)	0.0
LyondellBasell Industries NV, Class A	43,628	(2,856,761)	5.0
Mosaic Co.	170,327	(3,105,061)	5.5
PPG Industries, Inc.	27,066	(3,258,746)	5.8

		(23,666,519)

Commercial Services & Supplies
Republic Services, Inc.	109,695	(10,170,920)	17.9
Waste Management, Inc.	87,802	(10,009,428)	17.7

		(20,180,348)

Construction Materials
Martin Marietta Materials, Inc.	11,187	(2,269,507)	4.0
Vulcan Materials Co.	19,299	(2,315,880)	4.1

		(4,585,387)

Containers & Packaging
Avery Dennison Corp.	19,864	(2,292,107)	4.1
Ball Corp.	33,280	(2,674,714)	4.7
International Paper Co.	61,205	(2,219,905)	3.9
Sealed Air Corp.	70,747	(2,780,357)	4.9
Westrock Co.	70,992	(2,153,187)	3.8

		(12,120,270)

Health Care Providers & Services
UnitedHealth Group, Inc.	34,203	(10,690,148)	18.9

Machinery
Middleby Corp.	9,895	(968,720)	1.7

Metals & Mining
Freeport-McMoRan, Inc.	245,299	(3,829,118)	6.8
Newmont Corp.	40,001	(2,691,267)	4.8
Nucor Corp.	61,650	(2,802,609)	4.9

		(9,322,994)

Investment Companies

Equity Funds
Industrial Select Sector SPDR Fund	509,469	(39,641,783)	70.0
iShares Russell 2000 ETF	77,463	(12,040,074)	21.3
iShares U.S. Real Estate ETF	42,688	(3,511,088)	6.2

	Shares	Value	% of Basket Value

Equity Funds
Materials Select Sector SPDR Fund	214,440	$(13,507,576)	23.8%
SPDR S&P 500 ETF Trust	140,276	(48,999,810)	86.5
SPDR S&P Regional Banking ETF	1,922	(74,285)	0.1
VanEck Vectors Semiconductor ETF	17,873	(3,134,388)	5.5

		(120,909,004)

Total Reference Entity — Short		(202,797,964)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(56,647,522)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates December 4, 2022 to August 26, 2025:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Diversified Telecommunication Services
Sunrise Communications Group AG	201,142	$23,960,935	29.1%

Specialty Retail
Tiffany & Co.	476,585	58,381,662	70.9%

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$82,342,597

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates May 15, 2023 to May 19, 2023:

	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Airlines
Delta Air Lines, Inc.	50,000	$(1,542,500)	29.3%

Health Care Equipment & Supplies
Envista Holdings Corp.	155,500	(3,730,445)	70.7

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(5,272,945)

10

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of period end, termination dates March 1, 2023 to December 10, 2024:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Auto Components
Delphi Technologies PLC	1,670,099	$29,009,619	46.7%
Faurecia SE	646,104	28,288,898	45.6

		57,298,517

Automobiles
Fiat Chrysler Automobiles NV	15,919,775	176,444,730	284.1

Electronic Equipment, Instruments & Components
Ingenico Group SA	578,586	98,789,699	159.0

Total Reference Entity — Long		332,532,946

	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Auto Components
BorgWarner, Inc.	719,311	$(29,196,833)	(47.0)%

Automobiles
Peugeot SA	9,138,881	(157,559,236)	(253.7)

IT Services
Worldline SA	908,959	(83,664,115)	(134.7)

Total Reference Entity — Short		(270,420,184)

Net Value of Reference Entity — UBS AG		$62,112,762

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$49,850,865	$—	$—	$49,850,865
Automobiles	3,866,563	—	—	3,866,563
Banks	945,164	—	—	945,164
Building Products	4,855,448	—	—	4,855,448
Chemicals	42,861,173	2,224,375	—	45,085,548
Commercial Services & Supplies	25,103,824	—	—	25,103,824

11

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Consumer Services	$4,071,113	$—	$—	$4,071,113
Diversified Telecommunication Services	6,991,786	—	—	6,991,786
Electric Utilities	—	1,046,314	—	1,046,314
Electrical Equipment	—	10,749,059	—	10,749,059
Electronic Equipment, Instruments & Components	9,979,091	—	—	9,979,091
Entertainment	2,982,550	—	—	2,982,550
Equity Real Estate Investment Trusts (REITs)	11,211,985	—	—	11,211,985
Food & Staples Retailing	1,528,366	—	—	1,528,366
Food Products	15,282,509	—	—	15,282,509
Health Care Equipment & Supplies	57,960,503	—	—	57,960,503
Health Care Providers & Services	38,370,849	—	—	38,370,849
Health Care Technology	310,388	—	—	310,388
Hotels, Restaurants & Leisure	11,032,350	—	—	11,032,350
Household Durables	1,308,446	—	—	1,308,446
Insurance	3,917,451	—	—	3,917,451
Interactive Media & Services	6,420,867	—	—	6,420,867
IT Services	11,489,666	—	—	11,489,666
Life Sciences Tools & Services	140,413,261	—	—	140,413,261
Machinery	208,548	—	—	208,548
Media	10,952,933	—	—	10,952,933
Metals & Mining	19,682,862	—	—	19,682,862
Oil, Gas & Consumable Fuels	21,162,059	—	—	21,162,059
Personal Products	13,836,471	—	—	13,836,471
Pharmaceuticals	43,964,738	—	—	43,964,738
Real Estate Management & Development	2,933,121	—	—	2,933,121
Software	4,862,286	—	—	4,862,286
Specialty Retail	1,475,339	—	—	1,475,339
Wireless Telecommunication Services	9,443,963	—	—	9,443,963
Corporate Bonds	—	182,159,948	25,000	182,184,948
Floating Rate Loan Interests	—	61,347,277	—	61,347,277
Investment Companies	37,492,023	—	9,067,349	46,559,372
Preferred Securities
Preferred Stocks	59,675,711	13,427,306	—	73,103,017
Rights	967,971	—	—	967,971
Short-Term Securities
Borrowed Bond Agreements	—	1,410,000	—	1,410,000
Money Market Funds	4,569,355,286	—	—	4,569,355,286
Time Deposits	—	817,131	—	817,131
Liabilities
Borrowed Bonds	—	(1,537,687)	—	(1,537,687)

	$5,246,767,529	$271,643,723	$9,092,349	5,527,503,601

Investments Valued at NAV(a)				13,732,793

				$5,541,236,394

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$22,657,917	$—	$22,657,917
Equity Contracts	28,522,089	—	—	28,522,089
Liabilities
Equity Contracts	(55,233,230)	—	—	(55,233,230)

	$(26,711,141)	$22,657,917	$—	$(4,053,224)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

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Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Event Driven Equity Fund

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

FKA	Formally Known As

LIBOR	London Interbank Offered Rate

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipt

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